NET REVENUES	12 Months Ended
Dec. 31, 2014
NET REVENUES [Abstract]
NET REVENUES
7	NET REVENUES

Net revenues consist of the following:

	Year Ended December 31,
	2012	2013	2014
	US$	US$	US$
Tuition fee	57,559,681	92,927,773	135,932,251
Certification service fee	1,177,284	2,001,705	2,936,647
Others	420,273	897,862	467,433
Business taxes and surcharges	(2,336,957)	(2,993,680)	(3,132,314)
Total	56,820,281	92,833,660	136,204,017

Others mainly represent miscellaneous fees, including franchise fee and guarantee fee (see note 9(b)).